ADVANCES TO SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Advances to Suppliers

Advances to suppliers are as follows:

	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	US$
			(Note 3)

Financing fee	—	7,497,988	1,079,935
Advertising fee	255,259	255,259	36,765
Development fee	—	700,000	100,821
Others	642,867	631,918	91,015

	898,126	9,085,165	1,308,536